Fair Value Measurements	6 Months Ended
Jun. 30, 2023
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 10. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of June 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
June 30, 2023 (Unaudited)
Assets
Investments held in Trust Account:
U.S. Treasury Securities	$42,626,135	$42,626,135	$—	$—
Liabilities
Derivative liabilities – Non-Redemption Agreement	$34,301	$—	$—	$34,301

December 31, 2022
Assets
Investments held in Trust Account:
Money Market investments	$308,661,515	$308,661,515	$—	$—

Subsequent to the redemption of Class A ordinary shares in January 2023, all of the funds transferred into the Trust Account were invested into U.S. Treasury Securities.

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. There were no transfers to/from Levels 1, 2, and 3 for the three and six months ended June 30, 2023 and 2022.

Level 1 instruments include investments in mutual funds invested in government securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of June 30, 2023	As of December 31, 2022
Expected redemption price	$11.50	$—
Stock price	$10.48	$—
Volatility	80.0%	—%
Term (years)	5.29	—
Risk-free rate	4.02%	—%
Discount percentage	0.7%	—%

The Company estimated the fair value of the investor interests attributable to the Class B ordinary shares in connection with the Non-Redemption Agreements (see Note 5) using a discount for the probability of liquidation approach. The discount for the probability of liquidation approach was determined based on Level 3 inputs. The Company estimated the fair value of the investor interests attributable to such Class B ordinary shares to be $41,161 or $0.06 per share and $0.10 per share as of December 8, 2022 and December 20, 2022, respectively. The fair value for December 8, 2022 was determined using a discount for the probability of liquidation approach with a discount of 0.5% for the probability of liquidation and the value per shares as of the valuation date of $10.24. The fair value for December 20, 2022 was determined using a discount for the probability of liquidation approach with a discount of 0.9% for the probability of liquidation and the value per shares as of the valuation date of $10.25. The fair value was estimated to be $34,301 or $0.08 per share as of June 30, 2023. The fair value for June 30, 2023 was determined using a discount of 0.7% for the probability of liquidation and the value per shares as of the valuation date of $10.48.

The change in the fair value of the non-redemption agreement liability, measured with Level 3 inputs, for the six months ended June 30, 2023 is summarized as follows:

Derivative liabilities at December 31, 2022	$—
Change in fair value of non-redemption agreement liability	—
Derivative liabilities at March 31, 2023	$—
Loss on entry into non-redemption agreement	41,161
Change in fair value of non-redemption agreement liability	(6,860)
Derivative liabilities at June 30, 2023	$34,301